INVESTMENTS	6 Months Ended
Jun. 30, 2019
Investments [Abstract]
INVESTMENTS

NOTE 5 — INVESTMENTS

Equity Securities—Effective January 1, 2018, the Company adopted ASU 2016-01 which requires the Company to measure all equity investments that do not result in consolidation and are not accounted for under the equity method at fair value and recognize in earnings any changes in such fair value. The Company uses quoted market prices to determine the fair value of equity securities with readily determinable fair values. For equity securities without readily determinable fair values, the Company has elected the measurement alternative under which the Company measures these investments at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. Management assesses each of these investments on an individual basis. Additionally, on a quarterly basis, management is required to make a qualitative assessment of whether the investment is impaired; however, the Company is not required to determine the fair value of these investments unless impairment indicators existed. When impairment indicators exist, the Company generally uses discounted cash flow analyses to determine the fair value. For the three months ended June 30, 2019, the Company recognized approximately $524,000 in impairment loss for equity securities without readily determinable fair values attributable to an investment in KPS Co., Ltd. The Company recognized a cumulative effect adjustment of $41.4 million, net of $12.3 million income tax benefit, to increase the opening balance of retained earnings with an offset to accumulated other comprehensive income as of January 1, 2018, in connection with the adoption of ASU 2016-01.

At June 30, 2019 and December 31, 2018, the carrying values of equity securities were included in the following line items in our consolidated balance sheets (in thousands):

	June 30, 2019		December 31, 2018
	Fair Value with Changes Recognized in Income	Measurement Alternative - No Readily Determinable Fair Value	Fair Value with Changes Recognized in Income	Measurement Alternative - No Readily Determinable Fair Value
Marketable securities	$32,890	$—	$49,581	$—
Long-term investment at cost	—	—	—	538
Total equity securities	$32,890	$—	$49,581	$538

Net realized losses on available-for-sales on marketable securities still held at June 30, 2019 was approximately $ 16.5 million and net realized losses on available-for sales on marketable securities still held at June 30, 2018 was approximately $ 33.6 million.